Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Atlas U.S. Tactical Income Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0001866278
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2024
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
Atlas U.S. Tactical Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ATLAS U.S. TACTICAL INCOME FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Each share class has different expenses but represents an investment in the same Fund. For the Fund’s Class A shares (the “Class A Shares”), you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchase” section on page 15 of this Prospectus and in the Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and for Class A shares, with an initial sales load of 3.50%. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought through the distributor, securities dealers that have entered into dealer agreements with the Fund or the Distributor (“Selected Dealers”), without an initial sales charge and then redeemed within 12 months of purchase. The contingent deferred sales charge is not reflected in the example below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund and for Class A shares, with an initial sales load of 3.50%. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. A contingent deferred sales charge of up to 1.00% may be imposed on certain redemptions of Class A Shares bought through the distributor, securities dealers that have entered into dealer agreements with the Fund or the Distributor
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Without redemption at the end of the period:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment strategy by constructing a portfolio of securities as described below. The Fund relies on the professional judgment of the Adviser to make decisions about the Fund’s portfolio investments. The basic investment philosophy of the Adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities.

●	The Fund invests primarily in fixed-income securities, including U.S. government, mortgage-backed, and corporate debt securities, and municipal obligations. Under no circumstances will the Fund have the flexibility to invest in direct or indirect obligations of the Commonwealth of Puerto Rico or any of its instrumentalities.

●	The Fund normally invests at least 80% of its assets in a diversified portfolio of U.S. fixed-income instruments of varying maturities.

●	The Fund generally invests up to 20% of its total assets in large capitalization stocks including through the use of passive investments, such as exchange-traded funds (“ETFs”).

●	The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities (or unrated fixed income securities deemed by the investment adviser to be of comparable credit quality). Investment-grade refers to fixed income securities that are rated “AAA,” “AA,” “A” or “BBB” by S&P Global Ratings (“S&P”), “Aaa,” “Aa,” “A” or “Baa” by Moody’s Investors Service, Inc., (“”), or “AAA,” “AA,” “A” or “BBB” by Fitch Ratings, Inc. (“Fitch”) without regard to any gradations within such categories, or within the four highest investment grade categories (without regard to any gradations within such categories) by any other nationally recognized statistical rating organization, or, if not rated, are considered by the Adviser to be of comparable credit quality. Below investment-grade fixed-income securities are also known as “junk bonds” which are speculative and subject to greater credit risk, price volatility and risk of loss than investment-grade securities.

●	The Fund may invest up to 20% of its total assets in fixed-income securities or large capitalization stocks (mainly ETFs) of foreign issuers in dollar denominations.

●	The Fund is authorized to engage in borrowing and other forms of leverage to increase amounts available for investment. Reverse repurchase agreements may be considered to be a type of borrowing.

●	The Fund may actively trade its securities to achieve its principal investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although the Fund has been in continuous operation since October 1, 2015, the Fund has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”), only since June 17, 2021. The bar chart and Average Annual Total Returns table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows the performance of Class A shares of the Fund for each full calendar year since the Fund’s registration under the 1940 Act. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance and a supplemental index.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.atlas-am.com or calling 1 (855) 969-8440.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below show the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1 (855) 969-8440.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.atlas-am.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the best performance for a quarter was 11.54% (for the quarter ended December 31, 2023). The worst performance was -9.80% (for the quarter ended June 30, 2022).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The S&P 500® Total Return Index is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Atlas U.S. Tactical Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund entails risks, and you may lose money by investing in the Fund.
Atlas U.S. Tactical Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a bank deposit or obligation, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and may lose value.
Atlas U.S. Tactical Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

An investment in the Fund entails risks, and you may lose money by investing in the Fund. The following is a summary discussion of the principal risks of investing in the Fund. There can be no guarantee that the Adviser’s strategy will achieve its intended results or that the Fund will meet its investment objective or that the performance of the Fund will be positive for any period of time. An investment in the Fund is not a bank deposit or obligation, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and may lose value. The Fund is subject to the following principal risks, more fully described in “Risk Factors” in this Prospectus.

Atlas U.S. Tactical Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Derivatives Risk. Derivatives, futures, and options can be highly volatile and involve similar risks to those as the underlying referenced securities, such as risks related to interest rates, market, credit, valuation, and liquidity, among others. There are also additional risks. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives may be difficult to value, can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

Atlas U.S. Tactical Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Securities Risk. Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value per share (“NAV”) of the Fund to fluctuate.

Atlas U.S. Tactical Income Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

○	Credit Risk. The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

○	Duration Risk. Longer-term securities may be more sensitive to interest rate changes. Rising interest rates pose a heightened risk to the Fund’s longer-term fixed income securities. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

○	Extension Risk. During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

○	Interest Rate Risk. During periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed- income securities that have the ability to be prepaid or called by the issuer may be extended.

○	Liquidity Risk. Fixed-income securities may be difficult or impossible to sell at the time that the Adviser would like or at the price the Adviser believes the security is currently worth.

○	Prepayment (or Call) Risk. During periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments.

○	Valuation Risk. One or more of the fixed-income securities in which the Fund invests may be priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult.

Atlas U.S. Tactical Income Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Exposure Risk. Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public.

Atlas U.S. Tactical Income Fund | High Yield Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	High-Yield Risk. The Fund’s high-yield fixed-income securities, sometimes known as “junk bonds” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely affect the Fund’s return and NAV. High-yield securities are considered highly speculative and are subject to the increased risk of an issuer’s inability to make principal and interest payments.

Atlas U.S. Tactical Income Fund | Investment And Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Investment and Market Risk. The prices of, and the income generated by, the bonds, common stocks and other securities held by the Fund may decline, sometimes rapidly or unpredictably, due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; currency exchange rate, interest rate and commodity price fluctuations; market disruptions caused by local or regional events such as war, acts of terrorism, natural disasters, climate-change or climate-related events, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Atlas U.S. Tactical Income Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large-Capitalization Company Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Atlas U.S. Tactical Income Fund | Leverage Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Leverage Risk. The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leverage results for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and make it more volatile. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

Atlas U.S. Tactical Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Management Risk. The Adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analysis employed by the Adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Atlas U.S. Tactical Income Fund | Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Mortgage-Backed Securities Risk. Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the Fund having to reinvest the proceeds in lower yielding securities, effectively reducing the Fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the Fund’s cash available for reinvestment in higher yielding securities.

Atlas U.S. Tactical Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Portfolio Turnover Risk. The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Atlas U.S. Tactical Income Fund | Risks Of Investing In Other Investment Companies Including E T Fs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Risks of Investing in Other Investment Companies (including ETFs). Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Atlas U.S. Tactical Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	U.S. Government Securities Risk. Securities backed by the U.S. Treasury, or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Atlas U.S. Tactical Income Fund | Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%	[3],[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	3.79%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.62%	[4],[5]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	991
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,962
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,020
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,608
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	891
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,962
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,020
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,608
Annual Return 2022	rr_AnnualReturn2022	(19.97%)
Annual Return 2023	rr_AnnualReturn2023	11.49%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.63%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2021
Atlas U.S. Tactical Income Fund | Atlas U.S. Tactical Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.40%)	[6]
Atlas U.S. Tactical Income Fund | Atlas U.S. Tactical Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.96%)	[6]
Atlas U.S. Tactical Income Fund | Atlas U.S. Tactical Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.13%	[3],[4]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	3.78%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.36%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 632
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,074
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	632
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,869
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,074
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,944
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.07%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 2021
Atlas U.S. Tactical Income Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%	[6]
Atlas U.S. Tactical Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.05%)	[6]

[1]	Shares purchased through the Fund’s transfer agent, Ultimus Fund Solutions, LLC, are not subject to sales charges.
[2]	A contingent deferred sales charge of 1.00% will be assessed on redemptions of Class A Shares made within one year after purchase through Northern Lights Distributors, LLC, a registered securities broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) (the “Distributor”), or other dealers where no initial sales charge was paid at time of purchase as part of an investment of $2,500,000 or more (whether in a single transaction or in several transactions pursuant to such shareholder’s Right of Accumulation or a Letter of Intent).
[3]	Investment advisory fees (the “Management Fee”) are charged as a percentage of the Fund’s average daily gross assets, which include all assets purchased by the Fund with proceeds of leverage (but not including borrowings for temporary, emergency, or defensive purposes). The Management Fee is calculated and payable monthly in arrears at the annual rate of 0.65% of the Fund’s average daily gross assets up to $100 million, 0.60% of the Fund’s average daily gross assets for the next $200 million, and 0.55% on of the Fund’s average daily gross assets for amounts in excess of $300 million during such period. The Management Fee shown in the table above is higher than the contractual rate because the Management Fee in the table is required to be calculated as a percentage of average net assets, rather than gross assets. Because the Management Fee is based on the Fund’s average daily gross assets, the Fund’s use of leverage will increase the Management Fee paid to Atlas Asset Management LLC, the investment adviser of the Fund (the “Adviser”).
[4]	The Adviser has voluntarily waived a portion of the Gross Management Fee for the Fund to reduce expenses. In addition, the Adviser waived a portion of the Class A shares distribution fees. The net Class A distribution fee was 0.09%.
[5]	Excluding interest expense, Total Annual Fund Operating Expenses were 1.83% and 2.58% for Class A and Class C, respectively.
[6]	The Fund’s Class A Shares and Class C Shares commenced operations on June 17, 2021.